Effects of reclassification upon adoption of IFRS 9 - Effect of reclassification on equity upon adoption of IFRS 9 (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		$ 197,871
IFRS 9 reclassification		0
Carrying amount post reclassification		197,871
IFRS 9 remeasurement including expected credit losses		(1,647)
Carrying amount at 1 Jan 2018	$ 196,224
Total Shareholders Equity
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		190,250
IFRS 9 reclassification		0
Carrying amount post reclassification		190,250
IFRS 9 remeasurement including expected credit losses		(1,606)
Carrying amount at 1 Jan 2018	188,644
Called up share capital
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		10,160
IFRS 9 reclassification		0
Carrying amount post reclassification		10,160
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	10,160
Share premium account
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		10,177
IFRS 9 reclassification		0
Carrying amount post reclassification		10,177
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	10,177
Other equity instruments
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		22,250
IFRS 9 reclassification		0
Carrying amount post reclassification		22,250
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	22,250
Other reserves
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		7,664
IFRS 9 reclassification		(960)
Carrying amount post reclassification		6,704
IFRS 9 remeasurement including expected credit losses		(61)
Carrying amount at 1 Jan 2018	6,643
Retained earnings
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		139,999
IFRS 9 reclassification		960
Carrying amount post reclassification		140,959
IFRS 9 remeasurement including expected credit losses		(1,545)
Carrying amount at 1 Jan 2018	139,414
Non-controlling interests
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		7,621
IFRS 9 reclassification		0
Carrying amount post reclassification		7,621
IFRS 9 remeasurement including expected credit losses		(41)
Carrying amount at 1 Jan 2018	7,580
HSBC Holdings | Total Shareholders Equity
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		103,787
IFRS 9 reclassification		0
Carrying amount post reclassification		103,787
IFRS 9 remeasurement including expected credit losses		890
Carrying amount at 1 Jan 2018	104,677
HSBC Holdings | Called up share capital
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		10,160
IFRS 9 reclassification		0
Carrying amount post reclassification		10,160
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	10,160
HSBC Holdings | Share premium account
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		10,177
IFRS 9 reclassification		0
Carrying amount post reclassification		10,177
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	10,177
HSBC Holdings | Other equity instruments
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		22,107
IFRS 9 reclassification		0
Carrying amount post reclassification		22,107
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	22,107
HSBC Holdings | Other reserves
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		37,440
IFRS 9 reclassification		(59)
Carrying amount post reclassification		37,381
IFRS 9 remeasurement including expected credit losses		0
Carrying amount at 1 Jan 2018	37,381
HSBC Holdings | Retained earnings
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		23,903
IFRS 9 reclassification		59
Carrying amount post reclassification		23,962
IFRS 9 remeasurement including expected credit losses		$ 890
Carrying amount at 1 Jan 2018	$ 24,852